Fair Value Measurements (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 1,012,122,000	$ 1,156,240,000
Short-term investments	1,362,641,000	1,153,623,000
Commodity contracts	5,071,000
Foreign exchange contracts		266,000
Restricted cash and investments	585,833,000	598,482,000
Total assets	2,965,667,000	2,908,611,000
Foreign exchange and commodity contracts	(21,434,000)	(66,661,000)
Fair value of short-term and long-term debt, including current maturities	4,760,000,000	4,590,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,012,122,000	1,156,240,000
Short-term investments	1,362,641,000	1,153,623,000
Restricted cash and investments	585,833,000	598,482,000
Total assets	2,960,596,000	2,908,345,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity contracts	5,071,000
Foreign exchange contracts		266,000
Total assets	5,071,000	266,000
Foreign exchange and commodity contracts	$ (21,434,000)	$ (66,661,000)